January 2, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Form N-CSR

John Hancock Patriot Premium Dividend Fund II (the "Registrant")
      File No. 811-05908

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending October 31, 2003.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary





ITEM 1. REPORT TO STOCKHOLDERS.


--------------------------------------------------------------------------------

                                  John Hancock
                                  Patriot
                                     Premium
                                  DIVIDEND FUND II


------
ANNUAL
REPORT
------

10.31.03




                           [LOGO] JOHN HANCOCK FUNDS
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


--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
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Table of contents
------------------------------
Your fund at a glance
page 1
------------------------------
Managers' report
page 2
------------------------------
Fund's investments
page 6
------------------------------
Financial statements
page 9
------------------------------
Trustees & officers
page 23
------------------------------
For your information
page 29
------------------------------

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would begin to strengthen, which it did. The markets move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains year-to-date through October 31. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 45.22% through October, while the Dow Jones Industrial Average was up 19.82% and the Standard & Poors 500 Index returned 21.19%. With falling interest rates, bonds also did well, although they began to reverse course in July. High yield bonds led the pack, returning 24.23% through October, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger - anticipated to occur in the first half of 2004 - will have no effect on your investment in our John Hancock mutual funds. Your funds adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 800-732-5543. Separately, for information about your investments in John Hancock funds, please contact your financial adviser or our Customer Service representatives at 800-225-5291.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairmans views as of October 31, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks to provide high current income, consistent with modest growth of capital, for holders of its common shares by investing in a diversified portfolio of dividend-paying preferred and common equity securities.

Over the last twelve months

[ ] Preferred stocks performed well as interest rates fell and Congress enacted a dividend tax cut.

[ ] Utility common stocks rallied strongly.

[ ] The Fund benefited from tax-advantaged dividend-paying preferred and common stocks.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Patriot Premium Dividend Fund II". Under the heading is a note that reads "Fund performance for the year ended October 31, 2003." The chart is scaled in increments of 6% with 0% at the bottom and 24% at the top. The first bar represents the 21.24% total return for John Hancock Patriot Premium Dividend Fund II. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]
--------------------------------------------------------------------------------

Top 10 issuers
4.4%    Bear Stearns Cos. Inc.
3.9%    Citigroup, Inc.
3.4%    Lehman Brothers Holdings, Inc.
3.0%    CH Energy Group, Inc.
2.8%    Energy East Corp.
2.7%    El Paso Tennessee Pipeline Co.
2.6%    DTE Energy Co.
2.5%    Puget Energy, Inc.
2.4%    Monongahela Power Co.
2.4%    NSTAR

As a percentage of net assets plus value of preferred shares on October 31, 2003.

BY GREGORY K. PHELPS and mark t. maloney, FOR THE PORTFOLIO MANAGEMENT TEAM

---------
MANAGERS'
REPORT
---------

John Hancock
Patriot Premium
Dividend Fund II

Preferred stocks performed well amid mostly favorable conditions during the 12-month period ended October 31, 2003. Much of what was behind the preferred stock rally was action by the Federal Reserve Board, which lowered interest rates on two separate occasions during the year. Also boosting preferred stocks was demand from income-seeking individual investors and income-oriented mutual funds looking for significantly higher yields than what companies paid on their bonds and common stocks. The yields on many preferred stocks - which generally ranged from 6% to 7% - continued to outstrip by a fairly wide margin the yields available on Treasury and corporate bonds, as well as the dividends paid on common stocks. Demand also strengthened in advance of, and in response to, President Bushs dividend tax-cut package, which greatly reduced the taxes that individuals pay on many stock dividends. A dramatic rise in interest rates and bond yields in the summer briefly tempered an otherwise favorable backdrop for fixed-income-oriented investments, including preferreds. But they regained some of their footing by the final months of the period when weaker-than-expected economic reports helped to cool inflation concerns.

"Preferred stocks performed well amid mostly favor- able conditions during the 12-month period ended October 31, 2003."

Utility common stocks - the Funds other area of emphasis - performed even better than preferreds, buoyed by a combination of utility companies ability to clean up their balance sheets and improve corporate earnings, and strong demand from investors seeking tax-advantaged dividend-paying stocks. Even the August electricity blackout that plagued cities from New York to Cleveland did not dim investors enthusiasm for the group. In

--------------------------------------------------------------------------------
[A photos' of Greg Phelps and Mark Maloney flush right next to first paragraph.]
--------------------------------------------------------------------------------

fact, the blackout helped underscore the need for better, expensive high-voltage transmission and distribution systems, which would be fostered by state regulatory bodies granting the utilities higher allowable rates of return.

FUND PERFORMANCE

For the 12 months ended October 31, 2003, John Hancock Patriot Premium Dividend Fund II returned 21.24% at net asset value. Over the same period, the average income and preferred stock closed-end fund returned 26.01%, according to Lipper, Inc. The Funds lag stemmed primarily from our focus on high- quality investments; lower-quality junk names soared during the year in response to better-than-expected corporate earnings, fewer corporate defaults and a reduction in the rate of corporate credit downgrades. Meanwhile, the Standard & Poors 500 Index, a broad measure of the overall stock market, returned 20.79% and the Dow Jones Utility Average, which tracks the performance of 15 electric and natural gas utilities, returned 33.34%.

OIL & GAS SHINES

Preferred stocks paying tax-advantaged dividends were some of the Funds best performers during the period. In particular, some of our best-performing and largest holdings in the category were oil and natural gas companies such as Anadarko Petroleum and Devon Energy which, along with strong investor demand, were helped by relatively high energy prices and favorable energy supply/demand conditions. In the electric utility segment of the tax- advantaged preferred group, our winners included Boston Edison and Carolina Power & Light Co. They got an added boost from their call protection, meaning they had some measure of protection against being redeemed by their issuer before maturity. In the financial segment, our winners included J.P. Morgan Chase, which also benefited from an increase in the growth of its private banking business, as well as an increased market share in stock and bond underwriting. Our holdings in Bear Stearns also posted good gains, primarily due to its ability

"Preferred stocks paying tax-advantaged dividends were some of the Funds best performers during the period."

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups1." The first listing is Utilities 61%, the second is Broker services 8%, the third Finance 7%, the fourth Banks-United States 6%, and the fifth Oil & gas 6%.]
--------------------------------------------------------------------------------

to avoid scandals and produce financial results that met or exceed expectations.

In the utility common stock portion of the Fund, our best performers included Alliant Energy, Northeast Utilities and Dominion Resources. Alliant benefited from its back-to-basics approach and improved balance sheet. Dominion was helped by its increasingly valued oil and gas reserves and natural gas pipeline and storage assets. Investors rewarded Northeast in large measure because of its above-average dividend growth and its attractive service area, which boasts higher-than-average growth in electric usage.

In contrast, our common stock holdings in Aquila Inc. proved disappointing. Investors punished the stock because the company made an ill-timed foray into energy/merchant trading, which forced it to take write downs and reduce dividends. That said, we believe that the companys efforts to return to its regulated electric and gas roots and reduce debt will help to restore its financial health over time.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification1" The chart is divided into three sections (from top to left): Preferred stocks 66%, Common stocks 29%, and Short-term investments & other 5%.]
--------------------------------------------------------------------------------

OUTLOOK

For the balance of 2003, we remain optimistic about the outlook for preferred and utility common stocks. Much of our optimism stems from our macroeconomic outlook, which calls for a slowly recovering economy coupled with sustained low interest rates, which should continue to prompt strong demand for relatively high-yielding preferred and utility common stocks. Were also heartened by the fact that dividend tax relief could help boost demand for many stocks that pay high dividends, not only in the short term but also over the next decade or so as more

--------------------------------------------------------------------------------
[Table at top of page entitled "SCORECARD". The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Northeast Utilities followed by an up arrow with the phrase "Strong demand for tax-advantage stocks." The second listing is J.P. Morgan Chase followed by an up arrow with the phrase "Uptick in high-net-worth clients/security underwriting." The third listing is Aquila, Inc. followed by a down arrow with the phrase "Reduction in dividend/credit ratings."]
--------------------------------------------------------------------------------

aging Americans increasingly seek out income-oriented investment options. Utility common stocks have other factors going for them as well, including the potential for more stable credit ratings, attractive valuations and the possible elimination of an anachronistic law limiting utility mergers.

This commentary reflects the views of the portfolio management team through the end of the Funds period discussed in this report. The teams statements reflect its own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest more than 65% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a broader diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Funds portfolio on October 31, 2003.

FINANCIAL STATEMENTS

This schedule is divided into three main categories: preferred stocks, common stocks and short-term investments. The stocks are further broken down by industry group. Short-term investments, which represent the Funds cash position, are listed last.

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on October 31, 2003



SHARES                                ISSUER, DESCRIPTION                                               VALUE

-------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS 105.83%                                                                         $174,977,087
-------------------------------------------------------------------------------------------------------------

(Cost $173,095,623)

Agricultural Operations 1.93%                                                                       3,197,063
44,250                                Ocean Spray Cranberries, Inc., 6.25% (R)                      3,197,063

Banks - Foreign 2.96%                                                                               4,892,500
206,000                               Royal Bank of Scotland Group Plc, 5.75%, Ser B
                                       (United Kingdom)                                             4,892,500

Banks - United States 10.30%                                                                       17,025,140
93,800                                FleetBoston Financial Corp., 6.75%,
                                      Depositary Shares, Ser VI                                     5,280,940
93,900                                HSBC USA, Inc., $2.8575                                       4,882,800
100,000                               J.P. Morgan Chase & Co., 6.625%,
                                       Depositary Shares, Ser H                                     5,440,000
60,000                                J.P. Morgan Chase Capital XI, 5.875%                          1,421,400

Broker Services 13.50%                                                                             22,314,045
50,650                                Bear Stearns Cos., Inc., 5.49%, Ser G                         2,527,435
95,300                                Bear Stearns Cos., Inc., 5.72%, Ser F                         4,774,530
84,000                                Bear Stearns Cos., Inc., 6.15%, Ser E                         4,447,800
124,800                               Lehman Brothers Holdings, Inc., 5.67%,
                                       Depositary Shares, Ser D                                     6,364,800
53,000                                Lehman Brothers Holdings, Inc., 5.94%, Ser C                  2,756,000
52,300                                Merrill Lynch & Co., Inc., 9.00%,
                                       Depositary Shares, Ser A                                     1,443,480

Finance 11.08%                                                                                     18,324,507
96,000                                Citigroup, Inc., 6.213%, Ser G                                5,208,000
64,500                                Citigroup, Inc., 6.231%, Depositary Shares, Ser H             3,553,950
28,500                                Citigroup, Inc., 6.365%, Depositary Shares, Ser F             1,573,200
118,300                               Morgan Stanley Capital Trust V, 5.75%                         2,814,357
92,000                                SLM Corp., 6.97%, Ser A                                       5,175,000

Insurance 0.94%                                                                                     1,562,500
62,500                                ING Groep N.V., 6.20%                                         1,562,500

Leasing Companies 0.97%                                                                             1,607,970
80,600                                AMERCO, 8.50%, Ser A                                          1,607,970

Media 1.21%                                                                                         1,994,395
79,300                                Shaw Communications, Inc., 8.50% (Canada)                     1,994,395


See notes to
financial statements.


6




SHARES                                ISSUER, DESCRIPTION                                               VALUE

Oil & Gas 10.28%                                                                                  $16,993,609
47,700                                Anadarko Petroleum Corp., 5.46%, Depositary Shares            4,674,600
51,500                                Apache Corp., 5.68%, Depositary Shares, Ser B                 5,153,219
50,645                                Devon Energy Corp., 6.49%, Ser A                              5,165,790
80,000                                Nexen, Inc., 7.35% (Canada)                                   2,000,000

Telecommunications 0.88%                                                                            1,450,000
50,000  Touch America Holdings, Inc., $6.875*                                                       1,450,000

Utilities 51.78%                                                                                   85,615,358
229,475                               Alabama Power Co., 5.20%                                      5,679,506
30,000                                Baltimore Gas & Electric Co., 6.99%, Ser 1995                 3,174,000
19,450                                Baltimore Gas & Electric Co., 6.70%, Ser 1993                 2,027,663
67,342                                Boston Edison Co., 4.78%                                      5,656,728
41,151                                Carolina Power & Light Co., $4.20                             3,033,602
9,960                                 Carolina Power & Light Co., $5.44                               888,930
165,000                               Coastal Finance I, 8.375%                                     3,547,500
13,109                                Conectiv Inc., 3.70%                                            933,197
186,000                               El Paso Tennessee Pipeline Co., 8.25%, Ser A                  7,254,000
180,700                               Energy East Capital Trust I, 8.25%                            4,788,550
33,000                                Florida Power & Light Co., 6.75%, Ser U                       3,466,033
52,000                                Hawaiian Electric Industries Capital Trust I, 8.36%           1,388,400
14,000                                Idaho Power Co., 7.07%                                        1,452,938
24,931                                Monongahela Power Co., $6.28, Ser D                           1,689,075
55,500                                Monongahela Power Co., $7.73, Ser L                           4,717,500
12,600                                PPL Electric Utilities Corp., 4.40%                             984,060
49,260                                PSI Energy, Inc., 6.875%                                      5,044,224
47,998                                Public Service Electric & Gas Co., 6.92%                      4,919,795
141,511                               Puget Energy, Inc., 7.45%, Ser II                             3,556,171
200,986                               Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)              4,421,692
55,000                                South Carolina Electric & Gas Co., 6.52%                      5,706,250
40,000                                Southern Union Co., 7.55%                                     1,002,000
2,638                                 Virginia Electric & Power Co., $4.80                            222,911
35,000                                Virginia Electric & Power Co., $6.98                          3,629,500
10,000                                Virginia Electric & Power Co., $7.05                          1,041,000
35,528                                Wisconsin Public Service Corp., 6.76%                         3,687,142
8,610                                 Xcel Energy, Inc., $4.08, Ser B                                 607,005
8,470                                 Xcel Energy, Inc., $4.11, Ser D                                 567,236
7,500                                 Xcel Energy, Inc., $4.16, Ser E                                 528,750

-------------------------------------------------------------------------------------------------------------
COMMON STOCKS 45.79%                                                                              $75,720,348
-------------------------------------------------------------------------------------------------------------

(Cost $83,014,761)

Telecommunications 0.00%                                                                                  428
57,000                                Touch America Holdings, Inc.*                                       428



                                                                                        See notes to
                                                                                        financial statements.



                                                                                                            7




SHARES                                ISSUER, DESCRIPTION                                               VALUE

Utilities 45.79%                                                                                  $75,719,920
199,900                               Alliant Energy Corp.                                          4,809,594
247,500                               Aquila, Inc.                                                    977,625
182,700                               CH Energy Group, Inc.                                         8,002,260
79,700                                Dominion Resources, Inc.                                      4,909,520
100,000                               DPL, Inc.                                                     1,822,000
183,500                               DTE Energy Co.                                                6,767,480
90,000                                Duke Energy Corp.                                             1,633,500
325,000                               Energy East Corp.                                             7,296,250
166,000                               KeySpan Corp.                                                 5,805,020
44,000                                NiSource, Inc.                                                  911,240
255,100                               Northeast Utilities                                           4,806,084
135,000                               NSTAR                                                         6,304,500
134,632                               OGE Energy Corp.                                              3,070,956
44,500                                Peoples Energy Corp.                                          1,800,025
69,000                                Progress Energy, Inc.                                         2,973,900
176,250                               Progress Energy, Inc. (Contingent Value Obligation)* (A)         17,625
130,400                               Puget Energy, Inc.                                            2,963,992
369,000                               Sierra Pacific Resources*                                     2,202,930
196,750                               TECO Energy, Inc.                                             2,583,327
52,400                                WPS Resources Corp.                                           2,322,892
228,000                               Xcel Energy, Inc.                                             3,739,200


                                            INTEREST      CREDIT           PAR VALUE
ISSUER, MATURITY DATE                       RATE          RATING**        (000S OMITTED)                VALUE

-------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.46%                                                                     $17,290,212
-------------------------------------------------------------------------------------------------------------
(Cost $17,290,212)

Commercial Paper 10.46%
ChevronTexaco Corp., 11-30-03                0.82%           A-1+              $17,291             17,290,212

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 162.08%                                                                        $267,987,647
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (62.08%)                                                      ($102,646,043)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                         $165,341,604
-------------------------------------------------------------------------------------------------------------

 *  Non-income-producing security.

**  Credit ratings are unaudited and rated by Standard & Poors.

(A) This security is valued in good faith under procedures established by the Board of Trustees.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transaction exempt from registration.
    Rule 144A securities amounted to $3,197,063 or 1.93% of net assets as of October 31, 2003. Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer. The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.



See notes to
financial statements.



8


FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

October 31, 2003

This Statement of Assets and Liabilities is the Funds balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each common share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $273,400,596)                            $267,987,647
Cash                                                                         921
Dividends receivable                                                     845,192
Other assets                                                              54,106
Total assets                                                         268,887,866

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                      2,046,875
Common shares dividend payable                                           977,599
Payable to affiliates
 Management fee                                                          336,778
 Other                                                                    39,467
Other payables and accrued expenses                                      108,299
Total liabilities                                                      3,509,018
Dutch Auction Rate Transferrable Securities preferred
 shares (DARTS) Series A, at value, unlimited number
 of shares of beneficial interest authorized with no
 par value, 500 shares issued, liquidation preference
 of $100,000 per share                                                50,023,744
DARTS Series B, at value, unlimited number of
 shares of beneficial interest authorized with no par value,
 500 shares issued, liquidation preference of $100,000
 per share                                                            50,013,500

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Common shares capital paid-in                                        168,356,100
Accumulated net realized loss on investments                            (564,685)
Net unrealized depreciation of investments                            (5,412,949)
Accumulated net investment income                                      2,963,138
Net assets applicable to common shares                              $165,341,604

--------------------------------------------------------------------------------
NET ASSET VALUE PER COMMON SHARE
--------------------------------------------------------------------------------
Based on 15,039,985 shares of beneficial interest
 outstanding - unlimited number of shares authorized
 with no par value                                                        $10.99




                                                           See notes to
                                                           financial statements.



                                                                               9


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the year ended
October 31, 2003

This Statement of Operations summarizes the Funds investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                            $15,987,516
Interest                                                                  74,155

Total investment income                                               16,061,671

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Investment management fee                                              2,077,534
DARTS auction fee                                                        268,489
Administration fee                                                       254,970
Federal excise tax                                                        93,891
Auditing fee                                                              55,833
Custodian fee                                                             50,623
Printing                                                                  41,265
Transfer agent fee                                                        39,131
Registration and filing fee                                               33,325
Miscellaneous                                                             26,912
Trustees fee                                                              17,390
Legal fee                                                                  3,813
Interest                                                                   2,214

Total expenses                                                         2,965,390

Net investment income                                                 13,096,281

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investments                                         (21,584)
Change in net unrealized appreciation (depreciation)
 of investments                                                       18,227,481

Net realized and unrealized gain                                      18,205,897

Distributions to DARTS Series A                                         (637,770)
Distributions to DARTS Series B                                         (622,590)

Increase in net assets from operations                               $30,041,818



See notes to
financial statements.



10


FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

These Statements of Changes in Net Assets show how the value of the Funds net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and any increase due to the sales of common shares.

                                             YEAR                    YEAR
                                             ENDED                  ENDED
                                             10-31-02            10-31-03

--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------

From operations
Net investment income                       $14,788,081       $13,096,281
Net realized loss                              (535,880)          (21,584)
Change in net unrealized
 appreciation (depreciation)                (31,436,761)       18,227,481
Distributions to DARTS Series A and B        (1,765,801)       (1,260,360)

Increase (decrease) in net assets
 resulting from operations                  (18,950,361)       30,041,818

Distributions to common shareholders
From net investment income                  (11,701,834)      (15,322,365)

From Fund share transactions                          -           372,565

--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHARES
--------------------------------------------------------------------------------
Beginning of period                         180,901,781       150,249,586

End of period1                             $150,249,586      $165,341,604


1 Includes accumulated net investment income of $6,354,978 and $2,963,138, respectively.



                                                           See notes to
                                                           financial statements.



                                                                              11


FINANCIAL HIGHLIGHTS

----------
FINANCIAL
HIGHLIGHTS
----------

COMMON SHARES

The Financial Highlights show how the Funds net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                                  10-31-99          10-31-00       10-31-01       10-31-02      10-31-03

--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $13.23            $12.09         $12.24         $12.06        $10.01
Net investment income1                            1.07              1.06           1.05           0.99          0.87
Net realized and unrealized
 gain (loss) on investments                      (1.10)             0.21          (0.20)         (2.14)         1.21
Distributions to DARTS Series A and B            (0.26)            (0.31)         (0.25)         (0.12)        (0.08)
Total from investment operations                 (0.29)             0.96           0.60          (1.27)         2.00
Less distributions to common shareholders
From net investment income                       (0.85)            (0.81)         (0.78)         (0.78)        (1.02)
Net asset value, end of period                  $12.09            $12.24         $12.06         $10.01        $10.99
Per share market value, end of period            $9.75            $10.13         $10.93          $9.40        $11.14
Total return at market value2 (%)               (13.16)            12.56          15.22          (7.55)        30.87

--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
 shares, end of period (in millions)              $181              $184           $181           $150          $165
Ratio of expenses to average net assets3 (%)      1.74              1.85           1.78           1.91          1.91
Ratio of net investment income
 to average net assets4 (%)                       8.29              9.13           8.46           8.66          8.45
Portfolio turnover (%)                              26                18             27             10             9

--------------------------------------------------------------------------------------------------------------------
SENIOR SECURITIES
--------------------------------------------------------------------------------------------------------------------
Total DARTS Series A outstanding (in millions)     $50               $50            $50            $50           $50
Total DARTS Series B outstanding (in millions)     $50               $50            $50            $50           $50
Involuntary liquidation preference
DARTS Series A per unit (in thousands)            $100              $100           $100           $100          $100
Involuntary liquidation preference
DARTS Series B per unit (in thousands)            $100              $100           $100           $100          $100
Approximate market value per unit
(in thousands)                                    $100              $100           $100           $100          $100
Asset coverage per unit5                      $286,177          $283,629       $283,166       $247,689      $264,239

1 Based on the average of the shares outstanding.
2 Assumes dividend reinvestment.
3 Ratios calculated on the basis of expenses relative to the average net assets for common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.14%, 1.17%, 1.16%, 1.20% and 1.16%, respectively.
4 Ratios calculated on the basis of net investment income relative to the average net assets for common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.46%, 5.80%, 5.50%, 5.46% and 5.14%, respectively.

5 Calculated by subtracting the Funds total liabilities from the Funds total assets and dividing such amount by the number of DARTS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.


See notes to
financial statements.



12


----------
NOTES TO
STATEMENTS
----------

NOTE A
Accounting policies

John Hancock Patriot Premium Dividend Fund II (the Fund) is a diversified closed-end management investment company registered under the Investment Company
Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Funds portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees.
Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly  identifiable  to an individual  fund.
Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders.
Therefore, no federal income tax provision is required. The Fund paid $93,891 of federal excise due to calendar year distribution requirements. For federal income tax purposes, the Fund has $555,078 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires as follows: October 31, 2010 - $533,811 and October 31, 2011 - $21,267.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to common and preferred shareholders from net investment income and realized gains on the



                                                                              13


ex-dividend date. During the year ended October 31, 2003, the tax character of distributions paid was as follows: ordinary income $16,582,725.

As of October 31, 2003, the components of distributable earnings on a tax basis included $4,016,395 of undistributed ordinary income.

Such distributions to common shareholders, and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Funds financial statements as a return of capital.

Use of estimates The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment  management contract with John Hancock Advisers,  LLC
(the Adviser),  a wholly owned subsidiary of The Berkeley  Financial Group, LLC.
Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.50% of the Funds average weekly net assets and the value attributable to the DARTS, plus 5.00% of the Funds weekly gross income. The Advisers total fee is limited to a maximum amount equal to 1.00% annually of the Funds average weekly net assets and the value attributable to the DARTS. For the year ended October 31, 2003, the advisory fee incurred did not exceed the maximum advisory fee allowed.

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with the shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.10% of the Funds average weekly net assets and the value attributable to the preferred shares.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated
Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compen- sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Funds deferred compensation liability are recorded on the Funds books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compen-sation Plan investments had no impact on the operations of the Fund.



14


NOTE C

Fund share transactions

Common shares
This listing illustrates dividend reinvestments, the reclassification of the Funds capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.

                                               YEAR ENDED 10-31-02                   YEAR ENDED 10-31-03
                                       SHARES               AMOUNT            SHARES              AMOUNT

Beginning of period                15,002,724         $168,272,712        15,002,724        $168,078,401
Distributions reinvested                    -                    -            37,261             372,565
Reclassification of
 capital accounts                           -             (194,311)                -             (94,866)
End of period                      15,002,724         $168,078,401        15,039,985        $168,356,100

Dutch Auction Rate Transferable  Securities preferred shares Series A and Series
B

The Fund issued Dutch  Auction Rate  Transferable  Securities  preferred  shares
(DARTS), 598 shares of Series A and 598 shares of Series B, in a public offering. The underwriting discount was recorded as a reduction of the capital of common shares. During the year ended October 31, 1990, the Fund retired 98 shares of DARTS from both Series A and Series B.

Dividends on the DARTS, which accrue daily, are cumulative at a rate that was established at the offering of the DARTS and has been reset every 49 days thereafter by an auction. Dividend rates on DARTS Series A ranged from 0.95% to 1.76% and on Series B from 0.93% to 1.85%, during the year ended October 31, 2003. Accrued dividends on DARTS are included in the value of DARTS on the Funds statement of assets and liabilities.

The DARTS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The DARTS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the DARTS, as defined in the Funds by-laws. If the dividends on the DARTS shall remain unpaid in an amount equal to two full years dividends, the holders of the DARTS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the DARTS and the common shareholders have equal voting rights of one vote per share, except that the holders of the DARTS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the DARTS and common shareholders.

NOTE D
Investment
transactions

Purchases  and proceeds  from sales and  maturities  of  securities,  other than short-term  securities and obligations of the U.S.  government,  during the year ended October 31, 2003,  aggregated  $23,323,329 and $39,128,979,  respectively.
The cost of  invest-  ments  owned on October  31,  2003,  including  short-term investments, for federal income tax purposes was $273,410,152.  Gross unrealized
appreciation  and  depreciation  of  investments   aggregated   $20,537,538  and
$25,960,043,   respectively,   resulting  in  net  unrealized   depreciation  of
$5,422,505.  The  difference  between  book  basis and tax basis net  unrealized depreciation  of  investments is  attributable  primarily to the tax deferral of losses on certain sales of securities.



                                                                              15

NOTE E

Reclassification of accounts

During the year ended October 31, 2003, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $262, an increase in accumulated net investment income of $94,604 and a decrease in capital paid-in of $94,866. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October
31, 2003. Additional  adjustments may be needed in subsequent reporting periods.
These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income per share in the Funds Financial Highlights excludes these adjustments.






16


--------
AUDITORS
REPORT
--------

Report of
Deloitte & Touche LLP,
Independent Auditors

To The Board of  Trustees  and  Shareholders  of John  Hancock  Patriot  Premium
Dividend Fund II,

We have audited the  accompanying  statement of assets and  liabilities  of John
Hancock Patriot Premium Dividend Fund II (the Fund) including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2003, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at October
31, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 5, 2003



                                                                              17


-----------
TAX
INFORMATION
-----------

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2003.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2003, 100.00% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax
Relief  Reconciliation  Act of  2003.  This  amount  will be  reflected  on Form
1099-DIV for the calendar year 2003.

Shareholders  will be mailed a 2003 U.S.  Treasury  Department  Form 1099-DIV in
January 2004. This will reflect the total of all distributions that are taxable for the calendar year 2003.



18


INVESTMENT OBJECTIVE AND POLICY

The Funds investment objective is to provide high current income consistent with modest growth of capital for holders of its common shares of beneficial interest. The Fund will pursue its objective by investing in a diversified portfolio of dividend paying preferred and common stocks.

The Funds  non-fundamental  investment  policy,  with  respect to the quality of ratings  of its  portfolio  investments,  was  changed  by a vote  of the  Funds
Trustees on September 13, 1994. This policy,  which became effective October 15,
1994,  stipulates that preferred  stocks and debt  obligations in which the Fund will  invest  will be  rated  investment-grade  (at  least  BBB by S&P or Baa by
Moodys)  at the time of  investment  or will be  preferred  stocks of issuers of
investment-grade   senior   debt,   some   of   which   may   have   speculative
characteristics,  or, if not rated, will be of comparable  quality as determined by the Adviser.  The Fund will invest in common  stocks of issuers  whose senior debt is rated  investment-grade  or, in the case of  issuers  that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.  This policy supersedes the requirement that at least 80% of the Funds total assets consist of preferred stocks and debt obligations  rated A or higher and dividend-paying common stocks whose issuers have senior debt rated
A or higher.

On November 20, 2001, the Funds Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances the Fund will invest at least 80% of its assets in dividend-paying securities. The Assets are defined as net assets including the liquidation preference amount of the DARTS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

DIVIDEND REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each holder of common shares may elect to have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as plan agent for the common shareholders (the Plan
Agent). Holders of common shares who do not elect to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent.

Shareholders may join the Plan by filling out and mailing an authorization card, by  notifying  the Plan Agent by  telephone,  or by visiting the Plan Agents Web site at  www.melloninvestor.com.  Shareholders  must  indicate  an  election  to reinvest  all or a portion of dividend  payments.  If received in proper form by the Plan Agent  before the  record  date of a  dividend,  the  election  will be
effective   with  respect  to  all  dividends   paid  after  such  record  date.
Shareholders  whose  shares are held in the name of a broker or  nominee  should contact the broker or nominee to determine  whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, nonparticipants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of



                                                                              19


the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws.
If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agents open market purchases in connection with the reinvestment of dividends and distributions. In each case, the cost per share of the shares purchased for each participants account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agents Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholders account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan
Agent will hold common shares in the account of each Plan participant in noncertificated form in the name of the participant. Proxy material relating to the shareholders meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan
Agent after at least 90 days written notice to all shareholders of



20


the Fund.  All  correspondence  or additional  information  concerning  the Plan should be directed to the Plan Agent,  Mellon Bank,  N.A.,  c/o Mellon  Investor
Services,   P.O.  Box  3338,   South   Hackensack,   NJ  07606-1938   (telephone
1-800-852-0218).

SHAREHOLDER COMMUNICATION AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you.
If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER MEETINGS

In November 2002, the Board of Trustees adopted several amendments to the Funds by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior years annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.



                                                                              21



On March  20,  2003,  the  Annual  Meeting  of the  Fund was held to elect  four
Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 14,343,793 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                  WITHHELD
                               FOR                AUTHORITY
--------------------------------------------------------------------------------
Maureen Ford Goldfarb          14,176,535         166,517
Charles L. Ladner              14,122,075         220,977
Dr. John A. Moore              14,117,897         225,155

The preferred shareholders elected Ronald R. Dion to serve until his respective successor is duly elected and qualified, with the votes tabulated as follows:
741 FOR and 0 WITHHELD AUTHORITY.

The common and preferred shareholders also ratified the Trustees selection of Deloitte & Touche LLP as the Funds independent auditors for the fiscal year ending October 31, 2004, with the votes tabulated as follows: 14,175,132 FOR, 94,861 AGAINST and 73,800 ABSTAINING.



22


----------
TRUSTESS &
OFFICERS
----------

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                     NUMBER OF
NAME, AGE                                                          TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
James F. Carlin, Born: 1940                                        1989                     30
----------------------------------------------------------------------------------------------
Director and Treasurer,  Alpha  Analytical Inc.  (analytical laboratory) (since 1985); Part Owner and Treasurer, Lawrence
Carlin Insurance  Agency,  Inc. (since 1995); Part Owner and
Vice President,  Mone Lawrence Carlin Insurance Agency, Inc.
(since  1996);  Director  and  Treasurer,  Rizzo  Associates
(until 2000);  Chairman and CEO, Carlin  Consolidated,  Inc.
(management/investments) (since 1987); Director and Partner,
Proctor   Carlin  &  Co.,  Inc.   (until   1999);   Trustee,
Massachusetts  Health and  Education Tax Exempt Trust (since
1993);  Director  of the  following:  Uno  Restaurant  Corp.
(until  2001),  Arbella  Mutual  (insurance)  (until  2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare,
Inc.  (until 1999),  Carlin  Insurance  Agency,  Inc. (until
1999);  Chairman,  Massachusetts  Board of Higher  Education
(until 1999).

----------------------------------------------------------------------------------------------
William H. Cunningham, Born: 1944                                  1995                     30
----------------------------------------------------------------------------------------------
Former  Chancellor,  University  of Texas  System and former
President  of  the  University  of  Texas,  Austin,   Texas;
Chairman and CEO, IBT Technologies (until 2001); Director of the following: The University of Texas Investment Management
Company   (until   2000),   Hire.com   (since   2000),   STC
Broadcasting,  Inc.  and  Sunrise  Television  Corp.  (until
2001), Symtx, Inc. (since 2001),  Adorno/ Rogers Technology,
Inc. (since 2001),  Pinnacle Foods Corporation (since 2001),
rateGenius  (since 2001),  LaQuinta Motor Inns,  Inc. (hotel
management    company)    (until   1998),    Jefferson-Pilot
Corporation  (diversified  life  insurance  company)  (since
1985),  New  Century  Equity  Holdings   (formerly   Billing
Concepts) (until 2001), eCertain (until 2001),  ClassMap.com
(until 2001),  Agile Ventures  (until 2001),  LBJ Foundation
(until 2000),  Golfsmith  International,  Inc. (until 2000),
Metamor  Worldwide  (until 2000),  AskRed.com  (until 2001),
Southwest  Airlines  (since 2000) and Introgen (since 2000);
Advisory  Director,  Q Investments  (since  2000);  Advisory
Director,  Chase Bank (formerly  Texas Commerce Bank Austin)
(since  1988),  LIN  Television   (since  2002)  and  WilTel
Communications (since 2002).

----------------------------------------------------------------------------------------------
Ronald R. Dion, Born: 1946                                         1998                     30
----------------------------------------------------------------------------------------------
Chairman and Chief Executive  Officer,  R.M.  Bradley & Co.,
Inc.;  Director,  The New England Council and  Massachusetts
Roundtable;  Trustee, North Shore Medical Center;  Director,
BJs  Wholesale  Club,  Inc. and a corporator  of the Eastern
Bank; Trustee, Emmanuel College.



23


                                                                                     NUMBER OF
NAME, AGE                                                          TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
Charles L. Ladner,2 Born: 1938                                     1992                     30
----------------------------------------------------------------------------------------------
Chairman and Trustee,  Dunwoody  Village,  Inc.  (retirement
services);   Senior  Vice  President  and  Chief   Financial
Officer,  UGI Corporation  (Public Utility Holding  Company)
(retired  1998);  Vice  President and Director for AmeriGas,
Inc.  (retired 1998);  Director of AmeriGas  Partners,  L.P.
(until 1997) (gas distribution); Director, EnergyNorth, Inc.
(until 1995); Director, Parks and History Association (since
2001).

----------------------------------------------------------------------------------------------
John A. Moore,2 Born: 1939                                         2002                     29
----------------------------------------------------------------------------------------------
President  and  Chief  Executive   Officer,   Institute  for
Evaluating  Health  Risks  (nonprofit   institution)  (until
2001);  Chief  Scientist,   Sciences  International  (health
research) (since 1998);  Principal,  Hollyhouse (consulting)
(since 2000);  Director,  CIIT (nonprofit  research)  (since
2002).

----------------------------------------------------------------------------------------------
Patti McGill Peterson,2 Born: 1943                                 2002                     29
----------------------------------------------------------------------------------------------
Executive  Director,  Council for International  Exchange of
Scholars  (since  1998);   Vice   President,   Institute  of
International Education (since 1998); Senior Fellow, Cornell
Institute  of  Public  Affairs,  Cornell  University  (until
1997);  President  Emerita of Wells College and St. Lawrence
University;   Director,  Niagara  Mohawk  Power  Corporation
(electric utility).

----------------------------------------------------------------------------------------------
Steven Pruchansky, Born: 1944                                      1992                     30
----------------------------------------------------------------------------------------------
Chairman  and  Chief  Executive   Officer,   Greenscapes  of
Southwest   Florida,   Inc.   (since  2000);   Director  and
President,  Greenscapes of Southwest  Florida,  Inc.  (until
2000); Managing Director, JonJames, LLC (real estate) (since
2001); Director, First Signature Bank & Trust Company (until
1991); Director,  Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

----------------------------------------------------------------------------------------------
Norman H. Smith, Born: 1933                                        1992                     30
----------------------------------------------------------------------------------------------
Lieutenant General, United States Marine Corps; Deputy Chief
of Staff for  Manpower  and  Reserve  Affairs,  Headquarters
Marine Corps;  Commanding  General III Marine  Expeditionary
Force/3rd Marine Division (retired 1991).

----------------------------------------------------------------------------------------------
John P. Toolan,2 Born: 1930                                        1992                     30
----------------------------------------------------------------------------------------------
Director, The Smith Barney Muni Bond Funds, The Smith Barney
Tax-Free  Money  Funds,  Inc.,  Vantage  Money  Market Funds
(mutual   funds),   The   Inefficient-Market    Fund,   Inc.
(closed-end  investment  company);  Chairman,  Smith  Barney
Trust Company of Florida  (retired  1991);  Director,  Smith
Barney,  Inc.,  Mutual  Management  Company and Smith Barney
Advisers,  Inc. (investment advisers) (retired 1991); Senior
Executive  Vice  President,   Director  and  member  of  the
Executive  Committee,  Smith  Barney,  Harris  Upham  & Co.,
Incorporated  (investment bankers) (until 1991).



                                                                                            24



INTERESTED TRUSTEES 3



NAME, AGE                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                         TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
John M. DeCiccio, Born: 1948                                       2001                     51
----------------------------------------------------------------------------------------------
Trustee
Executive Vice President and Chief Investment Officer,  John
Hancock Financial Services,  Inc.; Director,  Executive Vice
President and Chief  Investment  Officer,  John Hancock Life
Insurance  Company;  Chairman of the Committee of Finance of
John Hancock Life Insurance Company;  Director, John Hancock
Subsidiaries,  LLC  (Subsidiaries,   LLC),  Hancock  Natural
Resource Group,  Independence  Investment  LLC,  Declaration
Management  Research  LLC, John Hancock  Advisers,  LLC (the
Adviser),  The Berkeley  Financial  Group, LLC (The Berkeley
Group),  John Hancock  Funds,  LLC (John Hancock  Funds) and
Massachusetts  Business Development  Corporation;  Director,
John Hancock Insurance Agency, Inc. (Insurance Agency, Inc.)
(until 1999).

NAME, AGE                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                         TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
Maureen Ford Goldfarb, Born: 1955                                  2000                     51
----------------------------------------------------------------------------------------------
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President,  John Hancock Financial  Services,
Inc.,  John  Hancock  Life  Insurance   Company;   Chairman,
Director, President and Chief Executive Officer, the Adviser
and The Berkeley Group;  Chairman,  Director,  President and
Chief  Executive  Officer,  John  Hancock  Funds;  Chairman,
Director,  President and Chief Executive Officer,  Sovereign
Asset   Management   Corporation    (SAMCorp.);    Director,
Independence Investment LLC, Subsidiaries, LLC and Signature
Services;  Investment  Company  Institute Board of Governors
(since 2002);  Senior Vice President,  MassMutual  Insurance
Co. (until 1999).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                         TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
Richard A. Brown, Born: 1949                                                              2000
----------------------------------------------------------------------------------------------
Senior Vice President and Chief Financial Officer
Senior  Vice   President,   Chief   Financial   Officer  and
Treasurer,  the Adviser, John Hancock Funds and The Berkeley
Group;   Second   Vice   President   and  Senior   Associate
Controller, Corporate Tax Department, John Hancock Financial
Services, Inc. (until 2001).

----------------------------------------------------------------------------------------------
Thomas H. Connors, Born: 1959                                                             1992
----------------------------------------------------------------------------------------------
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each
of the John Hancock funds; Vice President, John Hancock Funds.



25



NAME, AGE                                                                            NUMBER OF
POSITION(S) HELD WITH FUND                                         TRUSTEE        JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                  OF FUND      FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                  SINCE1           BY TRUSTEE

----------------------------------------------------------------------------------------------
William H. King, Born: 1952                                                               1992
----------------------------------------------------------------------------------------------
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice
President and Treasurer of each of the John Hancock funds;
Assistant Treasurer of each of the John Hancock funds (until 2001).

----------------------------------------------------------------------------------------------
Susan S. Newton, Born: 1950                                                               1992
----------------------------------------------------------------------------------------------
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp.,
the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President, Signature Services (until 2000);
Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.
2 Member of Audit Committee.
3 Interested Trustees hold positions with the Funds investment adviser, underwriter and certain other affiliates.

-----------
FOR YOUR
INFORMATION
-----------

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT FOR
COMMON SHAREHOLDERS
Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR DARTS
Deutsche Bank Trust
 Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL
Listed New York Stock Exchange:
PDT

For shareholder assistance
refer to page 21

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------


On the Internet                         www.jhfunds.com

By regular mail                         Mellon Investor Services
                                        85 Challenger Road
                                        Overpeck Centre
                                        Ridgefield Park, NJ 07660

Customer service representatives        1-800-852-0218

Portfolio commentary                    1-800-344-7054

24-hour automated information           1-800-843-0090

TDD Line                                1-800-231-5469

The Funds voting policies and procedures are available without charge, upon request:

By phone                                1-800-225-5291

On the Funds Web site                   www.jhfunds.com/proxy

On the SECs Web site                    www.sec.gov
--------------------------------------------------------------------------------

--------------
  PRESORTED
  STANDARD
U. S. Postage
    PAID
    MIS
--------------


[LOGO] JOHN HANCOCK FUNDS


1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com






                                                                    P200A  10/03
                                                                           12/03


ITEM 2.  CODE OF ETHICS.

As of the end of the period, October 31, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(d)(1) Contact person at the registrant



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    December 18, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    December 18, 2003